RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of provided by related parties
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Investors and borrower acquisition and referral services:
Beijing Jiuzao	852	—	—
Shanghai Qiuzhi	49	—	—
Subtotal	901	—	—
Insurance agency service:
Hainan Chenxi	—	—	519
Credit inquiry services:
Hangzhou Shuyun	358	—	—
Total	1,259	—	519

Schedule of amounts due from related parties
	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhongzheng Jinniu	—	25,030
Hainan Chenxi	41,750	67,750
Subtotal	41,750	92,780
Impairment	—	(92,780)
Total	41,750	—

Schedule of amounts due to related parties
	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhuhai Hengqin Payment	27	—
Nanjing Lefang	19,218	4,620
Hangzhou Shuyun	18	—
Beijing Jiuzao	4,704	—
Hainan Chenxi	—	519
Diaobiao Zhonghai	—	3
Total	23,967	5,142